Supplemental Guarantor Information - Additional Information (Detail) $ in Thousands, € in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	May 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2010 USD ($)	Jul. 31, 2008 USD ($)	Sep. 30, 2003 USD ($)
Disclosure of supplemental guarantor information [Line Items]
Percentage of ownership interest	100.00%
Notes | €		€ 7,981		€ 7,790
Bonds acquired			$ 362,130		$ 87,445
Bonds issued		€ 7,602		€ 7,497		$ 650,000	$ 300,000
CRH America Finance, Inc. [member]
Disclosure of supplemental guarantor information [Line Items]
Percentage of ownership interest	100.00%
CRH America, Inc [member] | 8.125% Notes due 2018 [member]
Disclosure of supplemental guarantor information [Line Items]
Notes	$ 288,000
Notes interest rate	8.125%	8.125%
Notes maturity year	2018
Notes listing description	NYSE
Bonds acquired			$ 362,130
Bonds issued						$ 650,000
CRH America, Inc [member] | 5.750% Notes due 2021 [member]
Disclosure of supplemental guarantor information [Line Items]
Notes	$ 400,000
Notes interest rate	5.75%	5.75%
Notes maturity year	2021
Notes listing description	NYSE
CRH America, Inc [member] | 3.875% Notes due 2025 [member]
Disclosure of supplemental guarantor information [Line Items]
Notes	$ 1,250,000
Notes interest rate	3.875%	3.875%
Notes maturity year	2025
Notes listing description	ISE
CRH America, Inc [member] | 6.40% Notes due 2033 [member]
Disclosure of supplemental guarantor information [Line Items]
Notes	$ 300,000						$ 300,000
Notes interest rate	6.40%	6.40%
Notes maturity year	2033
Notes listing description	ISE
Bonds acquired					$ 87,445
CRH America, Inc [member] | 5.125 Notes due 2045 [member]
Disclosure of supplemental guarantor information [Line Items]
Notes	$ 500,000
Notes interest rate	5.125%	5.125%
Notes maturity year	2045
Notes listing description	ISE